INCOME TAXES - Geographic Components of Income/(Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Canada	$ 433	$ (339)	$ 219
Foreign	3,516	3,645	618
Income before Income Taxes	$ 3,949	$ 3,306	$ 837